Sales revenue (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of sales revenue [Abstract]
Disclosure of disaggregation of revenue from contracts with customers

	Years ended December 31,
Description	2020	2019	2018

Passenger service	4,688,295	10,382,240	8,431,966
Loyalty program revenue	508,976	818,572	597,994
Cargo service	764,108	552,084	373,417
Other revenue	35,115	49,986	57,308
Total gross revenue	5,996,494	11,802,882	9,460,685
Taxes levied	(252,368)	(360,565)	(403,621)
Net revenue	5,744,126	11,442,317	9,057,064

Disclosure of revenue by geographical location
Revenues by geographical location are as follows:

	Years ended December 31,
Description	2020	2019	2018

Domestic revenue	4,759,257	9,195,535	7,383,183
Foreign revenue	984,869	2,246,782	1,673,881
Net revenue	5,744,126	11,442,317	9,057,064